OTHER EXPENSES, NET	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
OTHER EXPENSES, NET
8. OTHER EXPENSES, NET

Other expenses, net are as follows:

	For the years ended December 31,
	2024	2023	2022
	(€ thousand)
Other income	21,818	10,958	12,446
Other expenses	34,261	29,856	33,994
Total other expenses, net	12,443	18,898	21,548
Other expenses mainly related to indirect taxes, provisions, and other miscellaneous expenses and other income mainly related to rental income, gains on the disposal of property, plant and equipment and other miscellaneous income.